Business Combination (Tables)	8 Months Ended
Sep. 30, 2021
Business Combinations [Abstract]
Schedule of Reconciliation of Elements of Business Combination
The following table reconciles the elements of the Business Combination to the unaudited statement of cash flows and the unaudited statement of stockholders’ equity (deficit) for the eight months ended September 30, 2021.

Recapitalization
Cash – GWAC trust and cash, net of redemptions	$43,197,478
Cash – PIPE Financing	322,350,000
Cash, subscription receivable and/or debt forgiveness –Bitfury Private Placement	60,000,000
Add: Non-cash net assets assumed from GWAC	433,186
Less: Subscription receivable – Bitfury Private Placement	(1,690,351)
Less: Fair value of private warrants	(261,060)
Less: Transaction costs and advisory fees allocated to equity	(40,965,106)

Net Business Combination	383,064,147
Less: Non-cash net assets assumed from GWAC	(433,186)
Less: Transaction costs and advisory fees allocated to warrants	(102,432)
Add: Fair value of private warrants	261,060
Add: Accrued transaction costs and advisor fees	1,063,416

Net cash contributions from Business Combination	$383,853,005

Schedule of Common Stock Issued Following the Consummation of Business Combination
The number of shares of Common Stock issued immediately following the consummation of the Business Combination was as follows:

Common stock of GWAC, net of redemptions	4,345,619
GWAC founder shares	3,572,500
GWAC private placement shares	228,000
Shares issued in PIPE Financing	32,235,000
Shares issued in the Bitfury Private Placement	6,000,000

Business Combination, PIPE Financing and Bitfury Private Placement shares – Common Stock	46,381,119
Cipher common shares issued in Business Combination (1)	200,000,000

Shares outstanding	246,381,119

(1)	The number of Cipher common shares outstanding immediately prior to the Business Combination was 500 shares converted at the Exchange Ratio.